J.P. MORGAN EXCHANGE-TRADED FUND TRUST
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
June 15, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan California Tax Free Bond ETF and
JPMorgan New York Tax Free Bond ETF (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 519 (Amendment No. 521 under the Investment Company Act of 1940, as amended) filed electronically on June 12, 2026.
Please contact the undersigned at (614) 213-7906 or henry.f.pickell@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Henry Pickell
Henry Pickell
Assistant Secretary